LEASES Q	6 Months Ended
Jun. 30, 2025
Leases [Abstract]
LEASES	LEASES
Lessee
The Company enters into leases primarily for real estate, substantially all of which are used in connection with its operations.
Operating lease costs were $1.5 million and $2.9 million for the three and six months ended June 30, 2025, respectively, and $1.5 million and $3.0 million for the three and six months ended June 30, 2024, respectively. Variable lease costs, which are included in operating lease costs, were not material for the three and six months ended June 30, 2025 and June 30, 2024.
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Six Months Ended June 30, 2025	Six Months Ended June 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$2,874	$2,949
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	June 30, 2025	December 31, 2024
Operating lease right-of-use assets	$6,335	$8,223
Operating lease liabilities	8,290	10,229
Weighted average remaining lease term	3.5 years	3.6 years
Weighted average discount rate(1)	10%	10%
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(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of June 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$2,158
2026	2,828
2027	2,572
2028	2,572
2029	429
Total future minimum lease payments	10,559
Less: Interest	2,269
Total lease liability	$8,290